Note 20 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Forward contracts-liability position	$ (1,126)	$ (406)
Fair Value, Recurring [Member]
Total		(11,288)
Total	16,291
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total		(11,288)
Total	16,291
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member]
Forward contracts-liability position	(1,126)	(406)
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts-liability position	0	0
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts-liability position	(1,126)	(406)
Fair Value, Recurring [Member] | Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts-liability position	0	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Interest rate -liability position		(4,145)
Interest rate -asset position	25,603	3,429
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position		0
Interest rate -asset position	0	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position		(4,145)
Interest rate -asset position	25,603	3,429
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position		0
Interest rate -asset position	0	0
Fair Value, Recurring [Member] | Interest Rate Cap [Member]
Interest rate -asset position	9,398
Fair Value, Recurring [Member] | Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Fair Value, Recurring [Member] | Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	9,398
Fair Value, Recurring [Member] | Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(17,584)	(10,166)
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(17,584)	(10,166)
Fair Value, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	$ 0	$ 0